Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	PURISIMA FUNDS
Central Index Key	0001019946
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Dec. 31, 2013
The Purisima Total Return Fund | The Purisima Total Return Fund
Risk/Return:
Trading Symbol	PURIX
The Purisima All-Purpose Fund | The Purisima All-Purpose Fund
Risk/Return:
Trading Symbol	PURLX